Property, equipment, intangible assets and leases - Summary of intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 553,452	R$ 504,915	R$ 483,207
Additions	146,368	88,949	63,316
Business combinations	105,504
Write-offs	(22,064)	(2,782)	(13,290)
Transfers	6,142
Amortization in the year	(75,840)	(37,630)	(28,318)
Ending balance	713,562	553,452	504,915
Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,310	38,771	25,700
Additions	117,129	51,348	27,828
Business combinations	8,143
Write-offs	(22,064)	(2,283)	(15)
Transfers	2,857
Amortization in the year	(57,222)	(21,526)	(14,742)
Ending balance	115,153	66,310	38,771
Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	382,500	382,500	372,701
Additions	0	0	9,799
Business combinations	91,866
Write-offs	0	0	0
Transfers	0
Amortization in the year	0	0	0
Ending balance	474,366	382,500	382,500
Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,599	41,544	49,970
Additions	1,188	27,000	0
Business combinations	2,181
Write-offs	0	0	0
Transfers	0
Amortization in the year	(5,683)	(7,945)	(8,426)
Ending balance	58,285	60,599	41,544
Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,488	19,223	20,238
Additions	0	0	1,009
Business combinations	3,314
Write-offs	0	(33)	0
Transfers	0
Amortization in the year	(9,054)	(2,702)	(2,024)
Ending balance	10,748	16,488	19,223
Other intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,555	22,877	14,598
Additions	28,051	10,601	24,680
Business combinations	0
Write-offs	0	(466)	(13,275)
Transfers	3,285
Amortization in the year	(3,881)	(5,457)	(3,126)
Ending balance	55,010	27,555	22,877
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	654,809	564,246
Ending balance	877,071	654,809	564,246
Cost | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	104,270	56,127
Ending balance	219,029	104,270	56,127
Cost | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	382,500	382,500
Ending balance	474,366	382,500	382,500
Cost | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	105,977	72,072
Ending balance	76,050	105,977	72,072
Cost | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,239	22,239
Ending balance	52,616	22,239	22,239
Cost | Other intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,823	31,308
Ending balance	55,010	39,823	31,308
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(101,357)	(59,331)
Ending balance	(163,508)	(101,357)	(59,331)
Accumulated amortization | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,960)	(17,356)
Ending balance	(103,876)	(37,960)	(17,356)
Accumulated amortization | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Accumulated amortization | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(45,378)	(30,528)
Ending balance	(17,765)	(45,378)	(30,528)
Accumulated amortization | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,751)	(3,016)
Ending balance	(41,868)	(5,751)	(3,016)
Accumulated amortization | Other intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,268)	(8,431)
Ending balance	R$ 0	R$ (12,268)	R$ (8,431)